Segment Information Reconciliation to Consolidated Operating Income (Details 1) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Number of reportable segments									4
Sales	$ 8,721	$ 8,475	$ 8,456	$ 8,189	$ 8,156	$ 8,085	$ 7,119	$ 6,735	$ 33,841	$ 30,095	$ 26,004
Operating income	$ 1,136	$ 951	$ 946	$ 936	$ 943	$ 1,172	$ 817	$ 848	3,969	3,780	3,218
Operating Segments
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Operating income									3,909	3,447	2,903
Operating Segments | Aeronautics Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Sales									11,116	10,293	9,040
Operating income									1,170	1,107	848
Operating Segments | Defense Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Sales									7,495	6,612	5,479
Operating income									781	690	534
Operating Segments | Mission Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Sales									9,410	8,949	8,460
Operating income									1,382	1,215	1,157
Operating Segments | Space Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Sales									7,425	5,845	4,719
Operating income									781	635	578
Intersegment sales
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Sales									1,605	1,604	1,694
Operating income									205	200	214
Intersegment sales | Aeronautics Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Sales									103	73	46
Operating income									10	8	5
Intersegment sales | Defense Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Sales									691	750	974
Operating income									74	74	97
Intersegment sales | Mission Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Sales									728	718	638
Operating income									113	115	106
Intersegment sales | Space Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Sales									83	63	36
Operating income									8	3	6
Corporate, Non-Segment [Member]
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Operating income									(405)	(280)	(323)
Segment Reconciling Items [Member]
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Net FAS (service)/ CAS pension adjustment									$ 465	$ 613	$ 638